Collaboration Agreement (Details) - USD ($)	3 Months Ended	9 Months Ended	12 Months Ended
	Jun. 30, 2022	Mar. 29, 2022	Jun. 30, 2023
Collaboration Agreement (Details) [Line Items]
Allowable overruns extent in excess percentage			50.00%
Research and development expenses	$ 12,971	$ 95,835	$ 155,646
Research and Development Expense [Member]
Collaboration Agreement (Details) [Line Items]
Research and development expenses	$ 28,921	$ 4,780	$ 24,186